Certnys

1-08641

Parasnand Madho
Director
Corporate Actions & Market Watch
[redacted]

NYSE EURONEXT

13000976

Received SEC
APR 16 2013
Washington, DC 20549

April 16, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Coeur d'Alene Mines Corporation., Warrants Exercisable for Common Stock (expiring April 16, 2017), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on April 16, 2013. Tentative listing date – April 17, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com